16. Employee Benefit Plan (March 2014 note)	12 Months Ended
Mar. 31, 2014
Compensation and Retirement Disclosure [Abstract]
16. Employee Benefit Plan

The Company has a program to contribute and administer a qualified 401(k) plan. Under the 401(k) plan, the Company matches employee contributions to the plan up to 4% of the employee’s salary. Company contributions to the plans amounted to an aggregate of $131,000 and $140,000 for the years ended March 31, 2014 and 2013, respectively.